RELATED PARTY TRANSACTIONS (Narrative) (Details) - USD ($) $ in Thousands			1 Months Ended	3 Months Ended
	Feb. 04, 2019	May 15, 2018	Aug. 21, 2019	Nov. 30, 2019	Nov. 30, 2018
Disclosure of transactions between related parties [line items]
Amount of accrued independent directors fees and services				$ 94	$ 24
Increase (decrease) in number of shares outstanding	3,124,059		8,326,957
West Kirkland Mining Inc [Member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services, related party transactions				$ 13	$ 13
Hosken Consolidated Investments Limited [Member]
Disclosure of transactions between related parties [line items]
Units issued - financing (Shares)		1,509,100
Increase (decrease) in number of shares outstanding	2,141,942		6,940,000
Hosken Consolidated Investments Limited - additional transaction [Member]
Disclosure of transactions between related parties [line items]
Units issued - financing (Shares)		2,490,900